Investments in Associates and Joint Ventures - Joint venture Narrative (Details) - GTAC - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments in Associates and Joint Ventures
Lease term of contract	20 years
Ownership interest in joint venture	33.30%	33.30%
GTAC payments of principal and interest	$ (183,031)	$ (178,914)
Amounts receivable in connection with long-term credit facility and supplementary loans	1,024,371	948,549
Long-term loans
Investments in Associates and Joint Ventures
Principal amount	$ 1,527,898
Interest rate basis	the Mexican Interbank Interest Rate (“Tasa de Interés Interbancaria de Equilibrio” or “TIIE”)
Basis points	2.00%
GTAC payments of principal and interest	$ 183,031	$ 178,914